CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive (loss) gain CNY (¥)	Tuanche Limited shareholders' (deficit)/equity CNY (¥)	Non-controlling interests CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2016	¥ 60			¥ (280,753)	¥ (9,402)	¥ (290,095)			¥ (290,095)
Balance (in shares) at Dec. 31, 2016 | shares	94,870,580
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation			¥ 1,896			1,896			1,896
Deemed capital contribution			1,147			1,147			1,147
Accretions to pre-IPO preferred shares redemption value			(3,043)	(17,902)		(20,945)			(20,945)
Net loss				(90,671)		(90,671)			(90,671)
Foreign currency translation adjustments					(1,367)	(1,367)			(1,367)
Balance at Dec. 31, 2017	¥ 60			(389,326)	(10,769)	(400,035)			(400,035)
Balance (in shares) at Dec. 31, 2017 | shares	94,870,580
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Grant of restricted shares	¥ 16		(16)
Grant of restricted shares (in shares) | shares	24,407,184	(24,407,184)
Share issuance upon the initial public offering, net of issuance costs	¥ 7		103,365			103,372			103,372
Share issuance upon the initial public offering, net of issuance costs (in shares) | shares	10,400,000
Share issuance upon the conversion and redesignation of Pre-IPO preferred shares into Class A ordinary shares	¥ 118		930,318			930,436			930,436
Share issuance upon the conversion and redesignation of Pre-IPO preferred shares into Class A ordinary shares (in shares) | shares	171,102,902
Vesting of restricted shares			71,209			71,209			71,209
Vesting of restricted shares (in shares) | shares		12,917,926
Vesting of share options			576			576			576
Share-based compensation for super voting right			4,657			4,657			4,657
Share-based compensation for transfer of Class A ordinary shares			1,690			1,690			1,690
Deemed capital contribution			450			450			450
Accretions to pre-IPO preferred shares redemption value			(35,066)			(35,066)			(35,066)
Net loss				(78,700)		(78,700)			(78,700)
Foreign currency translation adjustments					3,401	3,401			3,401
Balance at Dec. 31, 2018	¥ 201		1,077,183	(468,026)	(7,368)	601,990			¥ 601,990
Balance (in shares) at Dec. 31, 2018 | shares	300,780,666	(11,489,258)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Grant of restricted shares	¥ 7		(7)
Grant of restricted shares (in shares) | shares	11,527,950	(11,527,950)
Share issuance upon the initial public offering, net of issuance costs (in shares) | shares								80,000	80,000
Forfeit of restricted shares (in shares) | shares	(733,764)	733,764
Vesting of restricted shares			109,968			109,968			¥ 109,968
Vesting of restricted shares (in shares) | shares		13,070,570
Share-based compensation to nonemployee			433			433			433
Repurchase of restricted shares from employees		¥ (32,784)				(32,784)			(32,784)
Repurchase of restricted shares from employees (in shares) | shares		(6,358,500)
Repurchase of shares		¥ (15,104)				(15,104)			(15,104)
Repurchase of shares (in shares) | shares		(1,710,952)
Net loss				(250,640)		(250,640)	¥ (659)	$ (36,097)	(251,299)
Foreign currency translation adjustments					9,771	9,771		1,404	9,771
Balance at Dec. 31, 2019	¥ 208	¥ (47,888)	¥ 1,187,577	¥ (718,666)	¥ 2,403	¥ 423,634	¥ (659)	$ 60,757	¥ 422,975
Balance (in shares) at Dec. 31, 2019 | shares	311,574,852	(17,282,326)